Share Capital - Schedule of Authorized Share Capital (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020
Equity
Opening balance		32,339,000			22,491,000
Opening balance, value		$ 136,199			$ 114,840
Shares issued on exercise of stock options		8,000			261,000
Shares issued on exercise of stock options, value		$ 27			$ 602
Shares issued on exercise of RSUs and DSUs		33,000			382,000
Shares issued on exercise of RSUs and DSUs, value		$ 137			$ 1,627
Shares issued on exercise of warrants					2,000
Shares issued on exercise of warrants, value					$ 8
Shares issued on acquisition of Otis Gold Corp	[1]				8,131,000
Shares issued on acquisition of Otis Gold Corp, value	[1]				$ 16,370
Shares issued as part of Credit Facility	[2]				107,000
Shares issued as part of Credit Facility, value	[2]				$ 180
Shares issued to settle payables			670,974	670,974	671,000 [3]
Shares issued to settle payables, value	[3]				$ 1,738
Value of shares issued in asset acquisition	[4]				66,000
Value of shares issued in asset acquisition, value	[4]				$ 246
Shares issued to settle interest on convertible debentures	[5]				228,000
Shares issued to settle interest on convertible debentures, value	[5]				$ 588
Ending balance		32,380,000			32,339,000
Ending balance, value		$ 136,363			$ 136,199

[1]	On April 22, 2020, the Company completed the acquisition of Otis. Otis shareholders received 0.046 of a common share for each Otis common share held (the "Exchange Ratio"), resulting in the issuance of 8,130,630 common shares valued at the market price of C$2.85 per common share.
[2]	On March 16, 2020, the Company closed a US$6-million bridge-loan credit facility (the "Credit Facility") with Sprott Private Resource Lending II (Collector), LP ("Sprott Lending"). The Credit Facility bore interest of 10% per annum, compounded and payable monthly, and was due and payable in full on or before September 14, 2020. In consideration for the Credit Facility, Excellon issued 107,291 common shares to Sprott Lending. The Company repaid the Credit Facility on August 4, 2020 on the closing of the Financing (Note 9).
[3]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.
[4]	On September 21, 2020 and in accordance with the Globex Agreement, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights (Note 6).
[5]	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 9) in common shares valued at C$754 ($588).